Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid And Other Current Assets [Line Items]
Income tax receivable	$ 6,527	$ 2,110
VAT receivable	1,785	1,666
Withholding tax receivable	345	137
Foreign currency contracts	405	697
Receivable related to legal claims	657
Advances for share repurchases	1,949
Other receivables	2,734	1,173
Government grants		143
Lease allowance	486
Total other current assets	$ 14,888	$ 5,926